Inventories	9 Months Ended
Sep. 30, 2021
Inventories

6 Inventories

	Sep/2021	Dec/2020

Finished goods	8,069,029	4,258,561
Semi-finished goods	634,082
Raw materials, production inputs and packaging	2,683,877	2,008,510
Maintenance materials	721,137	766,316
Advances to suppliers	185,857	69,965
Imports in transit	2,105,043	1,298,334
Total	14,399,025	8,401,686

Current assets	14,365,943	8,383,650
Non-current assets	33,082	18,036
Total	14,399,025	8,401,686